Schedule of common shares issued and outstanding (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 25,497,455	$ 22,504,352	$ 35,325,716
Shares issued from the exercise of warrants, value			31,578
Ending balance, value	$ 66,006,596	$ 25,497,455	$ 22,504,352
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	1,982,003	1,398,908	1,378,827
Beginning balance, value	$ 50,127,974	$ 40,570,773	$ 39,733,633
Issuance of shares on debt settlement, shares			18,462
Shares issued on debt settlement, value			$ 800,366
Shares issued from the exercise of warrants, shares			1,619
Shares issued from the exercise of warrants, value			$ 36,774
Shares issued on private placement financing, shares		164,152
Shares issued on private placement financing, value		$ 7,707,292
Flow-through premium, shares
Flow-through premium, value		$ (3,637,149)
Share issue costs, shares
Share issue costs, value	$ (16,672,731)	$ (355,016)
Shares issued per agreements, shares	776,535	298,944
Shares issued per agreements, value	$ 8,325,336	$ 3,934,189
Shares issued per option agreements, shares	155,730	115,384
Shares issued per option agreements, value	$ 1,490,860	$ 1,728,380
Shares issued on vested RSUs, shares		4,615
Shares issued on vested RSUs, value		$ 179,505
Shares issued on ATM financings, shares	5,842,892
Shares issued on ATM financings, value	$ 63,274,574
Share based compensation, shares	14,615
Share based compensation, value	$ 186,031
Treasury shares held for cancellation, shares	(22,919)
Treasury shares held for cancellation, value	$ (191,898)
Cash paid in lieu on shares consolidation, shares	(689)
Cash paid in lieu on shares consolidation, value	$ (3,740)
Balance at ending (in shares)	8,748,167	1,982,003	1,398,908
Ending balance, value	$ 106,536,406	$ 50,127,974	$ 40,570,773